CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock Class A	Common Stock Class B	Treasury Shares	Additional paid-in capital	Accumulated deficit	Accumulated Other Comprehensive (Loss) Income	Class A	Class B	Total
Beginning balance at Dec. 31, 2020	$ 28,456	$ 2,462	$ (4,672,334)	$ 193,918,852	$ (200,965,075)	$ (2,114,916)			$ (13,802,555)
Beginning balance (in shares) at Dec. 31, 2020	2,845,646,241	246,224,465
Beginning balance (in shares) at Dec. 31, 2020			44,511,050
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (loss) income					(13,877,363)				(13,877,363)
Issuance of ordinary shares upon vesting of restricted shares (Note 15)	$ 51			(51)
Issuance of ordinary shares upon vesting of restricted shares (Note 15) (in shares)	5,051,850
Repurchase of ordinary shares (Note 14)			$ (1,322,195)						(1,322,195)
Repurchase of ordinary shares (in shares)			24,237,100
Conversion of convertible notes (Note 10)	$ 4,810		$ 5,229,132	13,607,968					18,841,910
Conversion of convertible notes (Note 10) (in shares)	481,038,200		(63,248,150)
Beneficial conversion feature on convertible notes (Note 10)				(1,368,866)					(1,368,866)
Commitment fee paid to holders of convertible notes through issuance of treasury shares (Note 10)			$ 765,397	(436,247)					329,150
Commitment fee paid to holders of Commitment fee paid to holders of convertible notes through issuance of treasury shares (Note 10) (in shares)			(5,500,000)
Issuance of ordinary shares upon follow-on public offering, net of issuance cost (Note 13)	$ 495			1,199,505					1,200,000
Issuance of ordinary shares upon follow-on public offering, net of issuance cost (Note 13) (in shares)	49,501,700
Exercise of share options (Note 15)	$ 106			81,355					$ 81,461
Exercise of share options (Note 15) (in shares)	10,571,200								10,571,200
Share-based compensation				3,716,319					$ 3,716,319
Foreign currency translation adjustments						202,020			202,020
Ending balance at Dec. 31, 2021	$ 33,918	$ 2,462		210,718,835	(214,842,438)	(1,912,896)			(6,000,119)
Ending balance (in shares) at Dec. 31, 2021	3,391,809,191	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (loss) income					515,014				515,014
Issuance of ordinary shares upon vesting of restricted shares (Note 15)	$ 11			(11)
Issuance of ordinary shares upon vesting of restricted shares (Note 15) (in shares)	1,143,100
Conversion of convertible notes (Note 10)	$ 11,960			5,000,992					5,012,952
Conversion of convertible notes (Note 10) (in shares)	1,195,980,950
Exercise of share options (Note 15)	$ 21			289					$ 310
Exercise of share options (Note 15) (in shares)	2,097,750								2,097,750
Share-based compensation				1,820,628					$ 1,820,628
Foreign currency translation adjustments						(217,949)			(217,949)
Ending balance at Dec. 31, 2022	$ 45,910	$ 2,462		217,540,733	(214,327,424)	(2,130,845)			1,130,836
Ending balance (in shares) at Dec. 31, 2022	4,591,030,991	246,224,465					4,591,030,991	246,224,465
CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Net (loss) income					(2,595,941)				(2,595,941)
Issuance of ordinary shares upon follow-on public offering, net of issuance cost (Note 13) (in shares)							0
Share-based compensation				704,565					704,565
Foreign currency translation adjustments						370,885			370,885
Ending balance at Dec. 31, 2023	$ 45,910	$ 2,462		$ 218,245,298	$ (216,923,365)	$ (1,759,960)			$ (389,655)
Ending balance (in shares) at Dec. 31, 2023	4,591,030,991	246,224,465					4,591,030,991	246,224,465